Reconciliation Schedule of Operating Profit (Loss) from Segments to Consolidated (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012		Jan. 29, 2011		Jan. 30, 2010
Operating Statistics [Line Items ]
Net sales	$ 2,552	$ 2,648	$ 5,164	$ 5,284	$ 13,909		$ 13,864		$ 13,568
Operating earnings loss	43	48	53	41	582		646		784
Interest expense	(103)	(112)	(215)	(240)	(442)		(521)		(447)
Interest income	4	2	8	4	10		7		7
Earnings Loss before income taxes	(56)	(62)	(154)	(195)	150		132		344
Domestic
Operating Statistics [Line Items ]
Net sales	1,504	1,574	3,122	3,217	8,393		8,621		8,317
Operating earnings loss	85	72	185	152	525	[1]	579	[1]	659	[1]
International
Operating Statistics [Line Items ]
Net sales	1,048	1,074	2,042	2,067	5,516		5,243		5,251
Operating earnings loss	39	51	25	43	377	[2]	367	[2]	341	[2]
Corporate and other
Operating Statistics [Line Items ]
Operating earnings loss	$ (81)	$ (75)	$ (157)	$ (154)	$ (320)	[3]	$ (300)	[3]	$ (216)	[3]

[1]	Includes impairment losses on long-lived assets of $5 million, $8 million and $6 million for fiscals 2011, 2010 and 2009, respectively. Also includes the impact of net gains on sales of properties of $3 million, $5 million and $6 million for fiscals 2011, 2010 and 2009, respectively. In addition, fiscal 2010 includes approximately $23 million in litigation settlement expenses for certain legal matters and a $16 million non-cash cumulative correction of prior period straight-line lease accounting. Refer to Note 1 entitled "SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES," Note 5 entitled "PROPERTY AND EQUIPMENT" and Note 14 entitled "LITIGATION AND LEGAL PROCEEDINGS" for further details.
[2]	Includes impairment losses on long-lived assets of less than $1 million, $3 million and $1 million for fiscals 2011, 2010 and 2009, respectively. Also includes the impact of net gains on sales of properties of $5 million for fiscal 2010. Refer to Note 1 entitled "SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES" and Note 5 entitled "PROPERTY AND EQUIPMENT" for further details.
[3]	Includes gift card breakage income of $17 million, $18 million and $18 million for fiscals 2011, 2010 and 2009, respectively. In addition, fiscal 2009 includes a $51 million gain related to the litigation settlement with Amazon. Refer to Note 1 entitled "SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES" and Note 14 entitled "LITIGATION AND LEGAL PROCEEDINGS" for further details.